Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ (117,520,675)	$ (16,592,638)	¥ 29,324,687	¥ 44,560,277
Net cash (used in) provided by investing activities	(67,043,921)	(9,465,870)	5,043,123	(49,269,310)
Net cash (used in) provided by financing activities	180,502,179	25,484,939	(84,715,145)	2,929,456
Effect of exchange rate on cash and cash equivalents	90,793	(1,720)	11,795	(1,061,729)
Net increase/(decrease) in cash and cash equivalents	(3,971,624)	(575,289)	(50,335,540)	(2,841,306)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	6,072,875	871,963	56,408,415	59,249,721
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	¥ 2,101,251	$ 296,674	¥ 6,072,875	¥ 56,408,415